Rental Vehicles (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Depreciation expense for leased assets	$ 2,488	$ 744
Minimum [Member]
Lessor, Lease, Description [Line Items]
Finance lease term	30 months		12 months
Maximum [Member]
Lessor, Lease, Description [Line Items]
Finance lease term	36 months		36 months
Vehicles [Member]
Lessor, Lease, Description [Line Items]
Estimated useful life	5 years		5 years
Depreciation expense for leased assets	$ 992,635	$ 668,623	$ 1,434,896	$ 993,531